Financial instruments risks - Summary of Additional Information on the Credit Quality of Assets (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Financial assets at amortised cost	$ 15,758,769,628	$ 10,894,034,083
Financial assets	28,583,333,619	20,193,284,959
Debt securities	3,084,239,647	3,238,293,701
Total loan commitments and financial guarantees	5,695,811,923	4,566,758,893
Total credit risk exposure	28,583,333,619	20,193,284,959
Wholesale
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	1,683,682,032	848,244,736
Wholesale Business
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	621,837,343	166,309,912
Wholesale Corporate and Investment Banking
Disclosure of credit risk exposure [line items]
Financial assets	206,378,096	213,972,339
Wholesale International and Institutional
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	55,799,607	160,667,797
Wholesale MSMEs
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	799,666,986	307,294,688
Retail
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	4,012,129,891	3,718,514,157
Retail Advances
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	21,153,410	19,505,505
Retail Credit Cards
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	3,985,933,889	3,692,994,531
Real estate mortgage
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	5,006,620	5,106,104
Receivables from financial leases
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts		908,017
Financial assets	35,972
Cash and cash equivalents
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	3,423,939,785	1,370,888,970
Financial assets at amortized cost
Disclosure of credit risk exposure [line items]
Financial assets at amortised cost	16,379,342,264	11,017,343,395
Financial assets at amortized cost | Wholesale
Disclosure of credit risk exposure [line items]
Financial assets	10,099,369,799	6,865,239,837
Financial assets at amortized cost | Wholesale Business
Disclosure of credit risk exposure [line items]
Financial assets	3,819,807,251	2,208,459,399
Financial assets at amortized cost | Wholesale Corporate and Investment Banking
Disclosure of credit risk exposure [line items]
Financial assets	3,247,543,529	2,270,773,592
Financial assets at amortized cost | Wholesale International and Institutional
Disclosure of credit risk exposure [line items]
Financial assets	554,859,517	497,493,720
Financial assets at amortized cost | Wholesale MSMEs
Disclosure of credit risk exposure [line items]
Financial assets	1,776,584,054	1,209,424,341
Financial assets at amortized cost | Wholesale Others
Disclosure of credit risk exposure [line items]
Financial assets	700,575,448	679,088,785
Financial assets at amortized cost | Retail
Disclosure of credit risk exposure [line items]
Financial assets	5,695,994,309	3,941,752,560
Financial assets at amortized cost | Retail Advances
Disclosure of credit risk exposure [line items]
Financial assets	6,863,794	4,182,618
Financial assets at amortized cost | Retail Credit Cards
Disclosure of credit risk exposure [line items]
Financial assets	3,012,525,743	2,390,121,502
Financial assets at amortized cost | Retail Personal Loans
Disclosure of credit risk exposure [line items]
Financial assets	1,224,546,071	858,382,014
Financial assets at amortized cost | Retail Bridge Loans
Disclosure of credit risk exposure [line items]
Financial assets	694,074,452	324,708,010
Financial assets at amortized cost | Real estate mortgage
Disclosure of credit risk exposure [line items]
Financial assets	723,587,572	356,644,536
Financial assets at amortized cost | Receivables from financial leases
Disclosure of credit risk exposure [line items]
Financial assets	4,970,230	5,608,471
Financial assets at amortized cost | Other financial assets
Disclosure of credit risk exposure [line items]
Financial assets	29,426,447	2,105,409
Financial assets at amortized cost | Debt securities
Disclosure of credit risk exposure [line items]
Financial assets	583,978,156	210,350,998
Financial assets at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Debt securities	3,084,239,647	3,238,293,701
Total financial assets risk	22,887,521,696	15,626,526,066
Financial assets at fair value through other comprehensive income | Debt securities
Disclosure of credit risk exposure [line items]
Debt securities	3,084,239,647	3,238,293,701
Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	26,389,844,526	15,934,783,088
Total loan commitments and financial guarantees	5,353,690,345	4,355,374,326
Total credit risk exposure	26,389,844,526	15,934,783,088
Stage 1 | Wholesale
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	1,520,945,514	796,726,607
Stage 1 | Wholesale Business
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	572,702,520	152,061,782
Stage 1 | Wholesale Corporate and Investment Banking
Disclosure of credit risk exposure [line items]
Financial assets	171,747,222	201,230,923
Stage 1 | Wholesale International and Institutional
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	54,613,827	159,500,964
Stage 1 | Wholesale MSMEs
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	721,881,945	283,932,938
Stage 1 | Retail
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	3,832,744,831	3,558,647,719
Stage 1 | Retail Advances
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	20,064,662	18,853,816
Stage 1 | Retail Credit Cards
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	3,808,755,235	3,535,716,868
Stage 1 | Real estate mortgage
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	3,888,962	3,177,409
Stage 1 | Receivables from financial leases
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts		899,626
Financial assets	35,972
Stage 1 | Cash and cash equivalents
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	3,423,939,785	1,370,888,970
Stage 1 | Financial assets at amortized cost
Disclosure of credit risk exposure [line items]
Financial assets at amortised cost	14,527,974,749	10,110,314,251
Stage 1 | Financial assets at amortized cost | Wholesale
Disclosure of credit risk exposure [line items]
Financial assets	9,510,834,035	6,649,587,281
Stage 1 | Financial assets at amortized cost | Wholesale Business
Disclosure of credit risk exposure [line items]
Financial assets	3,594,108,500	2,140,653,711
Stage 1 | Financial assets at amortized cost | Wholesale Corporate and Investment Banking
Disclosure of credit risk exposure [line items]
Financial assets	3,177,238,378	2,205,478,999
Stage 1 | Financial assets at amortized cost | Wholesale International and Institutional
Disclosure of credit risk exposure [line items]
Financial assets	554,792,216	493,570,415
Stage 1 | Financial assets at amortized cost | Wholesale MSMEs
Disclosure of credit risk exposure [line items]
Financial assets	1,484,119,493	1,130,795,371
Stage 1 | Financial assets at amortized cost | Wholesale Others
Disclosure of credit risk exposure [line items]
Financial assets	700,575,448	679,088,785
Stage 1 | Financial assets at amortized cost | Retail
Disclosure of credit risk exposure [line items]
Financial assets	4,433,162,558	3,460,726,970
Stage 1 | Financial assets at amortized cost | Retail Advances
Disclosure of credit risk exposure [line items]
Financial assets	1,244,185	1,318,251
Stage 1 | Financial assets at amortized cost | Retail Credit Cards
Disclosure of credit risk exposure [line items]
Financial assets	2,425,608,477	2,148,914,478
Stage 1 | Financial assets at amortized cost | Retail Personal Loans
Disclosure of credit risk exposure [line items]
Financial assets	691,032,737	736,081,258
Stage 1 | Financial assets at amortized cost | Retail Bridge Loans
Disclosure of credit risk exposure [line items]
Financial assets	618,807,281	313,982,783
Stage 1 | Financial assets at amortized cost | Real estate mortgage
Disclosure of credit risk exposure [line items]
Financial assets	664,377,468	254,440,611
Stage 1 | Financial assets at amortized cost | Receivables from financial leases
Disclosure of credit risk exposure [line items]
Financial assets	2,759,478	3,884,180
Stage 1 | Financial assets at amortized cost | Other financial assets
Disclosure of credit risk exposure [line items]
Financial assets	29,332,932	2,105,409
Stage 1 | Financial assets at amortized cost | Debt securities
Disclosure of credit risk exposure [line items]
Financial assets	583,978,156
Stage 1 | Financial assets at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Debt securities	3,084,239,647	98,205,541
Total financial assets risk	21,036,154,181	11,579,408,762
Stage 1 | Financial assets at fair value through other comprehensive income | Debt securities
Disclosure of credit risk exposure [line items]
Debt securities	3,084,239,647	98,205,541
Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	1,446,028,615	4,108,842,406
Total loan commitments and financial guarantees	340,349,622	210,135,405
Total credit risk exposure	1,446,028,615	4,108,842,406
Stage 2 | Wholesale
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	162,073,845	51,343,556
Stage 2 | Wholesale Business
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	48,945,048	14,236,317
Stage 2 | Wholesale Corporate and Investment Banking
Disclosure of credit risk exposure [line items]
Financial assets	34,630,867	12,741,407
Stage 2 | Wholesale International and Institutional
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	1,185,780	1,166,833
Stage 2 | Wholesale MSMEs
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	77,312,150	23,198,999
Stage 2 | Retail
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	178,275,777	158,791,849
Stage 2 | Retail Advances
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	1,084,160	647,748
Stage 2 | Retail Credit Cards
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	176,154,853	156,380,250
Stage 2 | Real estate mortgage
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	1,036,764	1,755,503
Stage 2 | Receivables from financial leases
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts		8,348
Stage 2 | Financial assets at amortized cost
Disclosure of credit risk exposure [line items]
Financial assets at amortised cost	1,105,678,993	758,618,841
Stage 2 | Financial assets at amortized cost | Wholesale
Disclosure of credit risk exposure [line items]
Financial assets	433,855,591	195,429,532
Stage 2 | Financial assets at amortized cost | Wholesale Business
Disclosure of credit risk exposure [line items]
Financial assets	174,391,926	61,260,474
Stage 2 | Financial assets at amortized cost | Wholesale Corporate and Investment Banking
Disclosure of credit risk exposure [line items]
Financial assets	70,301,493	65,293,997
Stage 2 | Financial assets at amortized cost | Wholesale International and Institutional
Disclosure of credit risk exposure [line items]
Financial assets	247	3,894,438
Stage 2 | Financial assets at amortized cost | Wholesale MSMEs
Disclosure of credit risk exposure [line items]
Financial assets	189,161,925	64,980,623
Stage 2 | Financial assets at amortized cost | Retail
Disclosure of credit risk exposure [line items]
Financial assets	671,823,402	352,838,311
Stage 2 | Financial assets at amortized cost | Retail Advances
Disclosure of credit risk exposure [line items]
Financial assets	787,460	547,236
Stage 2 | Financial assets at amortized cost | Retail Credit Cards
Disclosure of credit risk exposure [line items]
Financial assets	299,797,752	178,415,808
Stage 2 | Financial assets at amortized cost | Retail Personal Loans
Disclosure of credit risk exposure [line items]
Financial assets	274,040,192	73,158,581
Stage 2 | Financial assets at amortized cost | Retail Bridge Loans
Disclosure of credit risk exposure [line items]
Financial assets	46,984,566	7,385,190
Stage 2 | Financial assets at amortized cost | Real estate mortgage
Disclosure of credit risk exposure [line items]
Financial assets	49,219,829	91,801,813
Stage 2 | Financial assets at amortized cost | Receivables from financial leases
Disclosure of credit risk exposure [line items]
Financial assets	900,088	1,529,683
Stage 2 | Financial assets at amortized cost | Other financial assets
Disclosure of credit risk exposure [line items]
Financial assets	93,515
Stage 2 | Financial assets at amortized cost | Debt securities
Disclosure of credit risk exposure [line items]
Financial assets		210,350,998
Stage 2 | Financial assets at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Debt securities		3,140,088,160
Total financial assets risk	1,105,678,993	3,898,707,001
Stage 2 | Financial assets at fair value through other comprehensive income | Debt securities
Disclosure of credit risk exposure [line items]
Debt securities		3,140,088,160
Stage 3
Disclosure of credit risk exposure [line items]
Financial assets	747,460,478	149,659,465
Total loan commitments and financial guarantees	1,771,956	1,249,162
Total credit risk exposure	747,460,478	149,659,465
Stage 3 | Wholesale
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	662,673	174,573
Stage 3 | Wholesale Business
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	189,775	11,813
Stage 3 | Wholesale Corporate and Investment Banking
Disclosure of credit risk exposure [line items]
Financial assets	7	9
Stage 3 | Wholesale MSMEs
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	472,891	162,751
Stage 3 | Retail
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	1,109,283	1,074,589
Stage 3 | Retail Advances
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	4,588	3,941
Stage 3 | Retail Credit Cards
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	1,023,801	897,413
Stage 3 | Real estate mortgage
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	80,894	173,192
Stage 3 | Receivables from financial leases
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts		43
Stage 3 | Financial assets at amortized cost
Disclosure of credit risk exposure [line items]
Financial assets at amortised cost	745,688,522	148,410,303
Stage 3 | Financial assets at amortized cost | Wholesale
Disclosure of credit risk exposure [line items]
Financial assets	154,680,173	20,223,024
Stage 3 | Financial assets at amortized cost | Wholesale Business
Disclosure of credit risk exposure [line items]
Financial assets	51,306,825	6,545,214
Stage 3 | Financial assets at amortized cost | Wholesale Corporate and Investment Banking
Disclosure of credit risk exposure [line items]
Financial assets	3,658	596
Stage 3 | Financial assets at amortized cost | Wholesale International and Institutional
Disclosure of credit risk exposure [line items]
Financial assets	67,054	28,867
Stage 3 | Financial assets at amortized cost | Wholesale MSMEs
Disclosure of credit risk exposure [line items]
Financial assets	103,302,636	13,648,347
Stage 3 | Financial assets at amortized cost | Retail
Disclosure of credit risk exposure [line items]
Financial assets	591,008,349	128,187,279
Stage 3 | Financial assets at amortized cost | Retail Advances
Disclosure of credit risk exposure [line items]
Financial assets	4,832,149	2,317,131
Stage 3 | Financial assets at amortized cost | Retail Credit Cards
Disclosure of credit risk exposure [line items]
Financial assets	287,119,514	62,791,216
Stage 3 | Financial assets at amortized cost | Retail Personal Loans
Disclosure of credit risk exposure [line items]
Financial assets	259,473,142	49,142,175
Stage 3 | Financial assets at amortized cost | Retail Bridge Loans
Disclosure of credit risk exposure [line items]
Financial assets	28,282,605	3,340,037
Stage 3 | Financial assets at amortized cost | Real estate mortgage
Disclosure of credit risk exposure [line items]
Financial assets	9,990,275	10,402,112
Stage 3 | Financial assets at amortized cost | Receivables from financial leases
Disclosure of credit risk exposure [line items]
Financial assets	1,310,664	194,608
Stage 3 | Financial assets at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Total financial assets risk	$ 745,688,522	$ 148,410,303